U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

(All Shares Classes)

(a series of JPMorgan Trust II)

Supplement dated August 25, 2016

to the Prospectuses and Statement of Additional Information

dated November 1, 2015, as supplemented

Effective immediately, the JPMorgan Small Cap Growth Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SCG-816